Shareholder Report, Average Annual Return (Details)		12 Months Ended	28 Months Ended	55 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000226875
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ARGA Emerging Markets Value Fund, Institutional Class Shares
C000226877
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ARGA International Value Fund, Institutional Class Shares
C000243045
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ARGA Value Fund, Institutional Class Shares
Without Sales Load [Member] | C000226875
Average Annual Return [Line Items]
Average Annual Return, Percent		47.21%		12.02%
Without Sales Load [Member] | C000226877
Average Annual Return [Line Items]
Average Annual Return, Percent		39.66%		10.05%
Without Sales Load [Member] | C000243045
Average Annual Return [Line Items]
Average Annual Return, Percent		17.76%	15.19%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		33.57%		2.87%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[3]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		32.39%		6.33%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	S&P 500 Index (USD) (NR)
Average Annual Return, Percent		17.43%	20.72%
MSCI Emerging Markets Value Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI Emerging Markets Value Index (USD) (NR)
Average Annual Return, Percent		32.74%		4.93%
MSCI ACWI ex USA Value Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[3]	MSCI ACWI ex USA Value Index (USD) (NR)
Average Annual Return, Percent		39.50%		9.69%
Russell 1000 Value Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 1000 Value Index (USD) (NR)
Average Annual Return, Percent		15.21%	14.60%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	ACWI – All Country World Index
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).